T. ROWE PRICE Emerging Markets Local Currency Bond Fund
March 31, 2021 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
BAHAMAS 0.4%
Government Bonds 0.4%
Commonwealth of Bahamas, 8.95%, 10/15/32 (USD) (1) 1,500,000 1,601
Total Bahamas (Cost
$1,470
)
1,601
BRAZIL 6.9%
Government Bonds 6.9%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/23  18,680,000 3,497
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/25  89,185,000 16,719
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/27  40,920,000 7,647
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/29  20,600,000 3,829
Republic of Brazil, 12.50%, 1/5/22  91,000 17
Total Brazil (Cost
$39,908
)
31,709
CHILE 1.1%
Government Bonds 1.1%
Bonos de la Tesoreria de la Republica , 2.30%, 10/1/28 (1) 2,485,000,000 3,291
Bonos de la Tesoreria de la Republica , 6.00%, 1/1/43  990,000,000 1,658
Total Chile (Cost
$5,067
)
4,949
CHINA 10.0%
Corporate Bonds 0.3%
Times China Holdings, 6.20%, 3/22/26 (USD)  1,140,000 1,167
1,167
Government Bonds 9.7%
China Development Bank, 3.68%, 2/26/26  37,900,000 5,853
People's Republic of China, 1.99%, 4/9/25  20,150,000 2,950
People's Republic of China, 3.12%, 12/5/26  86,600,000 13,239
People's Republic of China, 3.13%, 11/21/29  79,400,000 12,017
People's Republic of China, 3.22%, 12/6/25  23,770,000 3,663
People's Republic of China, 3.27%, 11/19/30  31,100,000 4,777
People's Republic of China, 3.57%, 6/22/24  14,500,000 2,264
44,763
Total China (Cost
$44,543
)
45,930

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
COLOMBIA 4.5%
Corporate Bonds 0.6%
Empresas Publicas de Medellin, 7.625%, 9/10/24 (1) 1,862,000,000 527
Empresas Publicas de Medellin, 7.625%, 9/10/24  4,371,000,000 1,236
Grupo Energia Bogota, 4.875%, 5/15/30 (USD) (1) 690,000 765
2,528
Government Bonds 3.9%
Republic of Colombia, 6.00%, 4/28/28  11,477,800,000 3,067
Republic of Colombia, 6.25%, 11/26/25  4,800,000,000 1,362
Republic of Colombia, 7.25%, 10/18/34  20,110,000,000 5,379
Republic of Colombia, 7.50%, 8/26/26  18,724,100,000 5,531
Republic of Colombia, Inflation-Indexed, 3.30%, 3/17/27  9,568,808,981 2,780
18,119
Total Colombia (Cost
$22,610
)
20,647
CZECH REPUBLIC 3.0%
Government Bonds 3.0%
Czech Republic, 1.00%, 6/26/26  76,000,000 3,320
Czech Republic, 2.00%, 10/13/33  95,760,000 4,274
Czech Republic, 2.50%, 8/25/28  102,540,000 4,848
Czech Republic, 4.20%, 12/4/36  21,000,000 1,200
Total Czech Republic (Cost
$13,996
)
13,642
DOMINICAN REPUBLIC 0.2%
Government Bonds 0.2%
Dominican Republic, 9.75%, 6/5/26 (1) 48,250,000 921
Total Dominican Republic (Cost
$818
)
921
EGYPT 2.6%
Government Bonds 2.6%
Arab Republic of Egypt, 14.313%, 10/13/23  79,000,000 5,064
Arab Republic of Egypt, 15.25%, 12/9/24  14,440,000 950
Arab Republic of Egypt, 15.90%, 7/2/24  91,400,000 6,106
Total Egypt (Cost
$11,925
)
12,120

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
GHANA 1.2%
Government Bonds 1.2%
Republic of Ghana, 19.25%, 1/18/27  7,300,000 1,283
Republic of Ghana, 20.75%, 1/16/23  24,050,000 4,425
Total Ghana (Cost
$5,486
)
5,708
HUNGARY 3.3%
Government Bonds 3.3%
Republic of Hungary, 1.50%, 8/23/23  415,000,000 1,358
Republic of Hungary, 2.50%, 10/24/24  1,543,880,000 5,181
Republic of Hungary, 5.50%, 6/24/25  2,279,120,000 8,537
Total Hungary (Cost
$15,954
)
15,076
INDIA 0.8%
Corporate Bonds 0.4%
HDFC Bank, 8.10%, 3/22/25  130,000,000 1,862
1,862
Government Bonds 0.4%
Export-Import Bank of India, 2.25%, 1/13/31 (USD) (1) 955,000 873
National Highways Authority of India, 7.30%, 5/18/22  80,000,000 1,105
1,978
Total India (Cost
$4,193
)
3,840
INDONESIA 10.0%
Corporate Bonds 1.1%
Standard Chartered Bank, CLN (Reference: Republic of
Indonesia), 9.00%, 3/20/29 (1) 63,100,000,000 4,950
4,950
Government Bonds 8.9%
Republic of Indonesia, 6.125%, 5/15/28  230,517,000,000 15,410
Republic of Indonesia, 6.50%, 6/15/25  51,300,000,000 3,622
Republic of Indonesia, 6.625%, 5/15/33  14,280,000,000 958
Republic of Indonesia, 8.125%, 5/15/24  23,600,000,000 1,746
Republic of Indonesia, 8.25%, 5/15/36  7,644,000,000 566
Republic of Indonesia, 8.375%, 9/15/26  70,335,000,000 5,365
Republic of Indonesia, 8.75%, 5/15/31  149,157,000,000 11,642

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Indonesia, 9.00%, 3/15/29  23,350,000,000 1,832
41,141
Total Indonesia (Cost
$45,427
)
46,091
MACAO 0.5%
Corporate Bonds 0.5%
Studio City Finance, 5.00%, 1/15/29 (USD) (1) 1,300,000 1,306
Wynn Macau, 5.50%, 1/15/26 (USD)  950,000 993
Total Macao (Cost
$2,254
)
2,299
MALAYSIA 4.8%
Government Bonds 4.8%
Government of Malaysia, 4.065%, 6/15/50  16,795,000 3,819
Government of Malaysia, 4.232%, 6/30/31  43,935,000 11,120
Government of Malaysia, 4.392%, 4/15/26  17,837,000 4,636
Government of Malaysia, 4.935%, 9/30/43  9,670,000 2,488
Total Malaysia (Cost
$22,382
)
22,063
MEXICO 7.2%
Government Bonds 7.2%
Petroleos Mexicanos , 6.50%, 3/13/27 (USD)  2,135,000 2,235
Petroleos Mexicanos , Series 14-2, 7.47%, 11/12/26  12,010,000 516
United Mexican States, 5.75%, 3/5/26  48,680,000 2,364
United Mexican States, 7.50%, 6/3/27  86,931,800 4,534
United Mexican States, 7.75%, 5/29/31  187,449,000 9,782
United Mexican States, 8.50%, 5/31/29  55,915,000 3,073
United Mexican States, 8.50%, 11/18/38  127,010,000 6,837
United Mexican States, Inflation-Indexed, 4.50%, 12/4/25  70,210,317 3,802
Total Mexico (Cost
$32,825
)
33,143
OMAN 0.3%
Government Bonds 0.3%
Sultanate of Oman, 6.25%, 1/25/31 (USD) (1) 1,230,000 1,289
Total Oman (Cost
$1,247
)
1,289

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
PARAGUAY 0.3%
Government Bonds 0.3%
Republic of Paraguay, 2.739%, 1/29/33 (USD) (1) 510,000 492
Republic of Paraguay, 4.70%, 3/27/27 (USD)  970,000 1,087
Total Paraguay (Cost
$1,534
)
1,579
PERU 3.0%
Government Bonds 3.0%
Republic of Peru, 6.15%, 8/12/32  10,310,000 2,987
Republic of Peru, 6.35%, 8/12/28 (1) 11,669,000 3,641
Republic of Peru, 6.35%, 8/12/28  10,700,000 3,339
Republic of Peru, 6.90%, 8/12/37  13,804,000 3,974
Total Peru (Cost
$15,613
)
13,941
PHILIPPINES 0.1%
Government Bonds 0.1%
Republic of the Philippines, 6.25%, 1/14/36  15,000,000 389
Total Philippines (Cost
$347
)
389
POLAND 1.1%
Government Bonds 1.1%
Republic of Poland, 2.75%, 10/25/29  17,499,000 4,903
Total Poland (Cost
$5,120
)
4,903
QATAR 0.3%
Corporate Bonds 0.3%
Ooredoo International Finance, 2.625%, 4/8/31 (USD) (1) 1,410,000 1,395
Total Qatar (Cost
$1,395
)
1,395
ROMANIA 4.1%
Government Bonds 4.1%
Republic of Romania, 4.40%, 9/25/23  14,875,000 3,732
Republic of Romania, 4.75%, 2/24/25  19,575,000 5,057
Republic of Romania, 5.00%, 2/12/29  27,065,000 7,381

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Romania, 5.85%, 4/26/23  10,500,000 2,684
Total Romania (Cost
$18,221
)
18,854
RUSSIA 6.4%
Government Bonds 6.4%
Russian Federation, 4.50%, 7/16/25  287,000,000 3,524
Russian Federation, 6.90%, 5/23/29  241,990,000 3,199
Russian Federation, 7.05%, 1/19/28  464,750,000 6,223
Russian Federation, 7.75%, 9/16/26  372,950,000 5,188
Russian Federation, 8.15%, 2/3/27  90,976,000 1,289
Russian Federation, 8.50%, 9/17/31  679,180,000 10,009
Total Russia (Cost
$32,130
)
29,432
SENEGAL 0.3%
Government Bonds 0.3%
Republic of Senegal, 6.25%, 5/23/33 (USD)  1,440,000 1,441
Total Senegal (Cost
$1,532
)
1,441
SERBIA 1.2%
Government Bonds 1.2%
Republic of Serbia, 4.50%, 8/20/32  316,000,000 3,517
Republic of Serbia, 5.875%, 2/8/28  174,100,000 2,115
Total Serbia (Cost
$4,990
)
5,632
SOUTH AFRICA 9.8%
Government Bonds 9.8%
Republic of South Africa, 7.00%, 2/28/31  62,671,000 3,472
Republic of South Africa, 7.75%, 2/28/23  59,013,000 4,174
Republic of South Africa, 8.00%, 1/31/30  124,289,000 7,684
Republic of South Africa, 8.75%, 1/31/44  129,680,000 6,897
Republic of South Africa, 8.75%, 2/28/48  105,444,000 5,607
Republic of South Africa, 8.875%, 2/28/35  76,250,000 4,389
Republic of South Africa, 10.50%, 12/21/26  135,520,000 10,435
Republic of South Africa, Inflation-Indexed, 2.60%, 3/31/28  39,234,945 2,558
Total South Africa (Cost
$44,856
)
45,216

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SUPRANATIONAL 0.9%
Government Bonds 0.9%
European Bank for Reconstruction & Development, 5.60%,
1/30/25 (IDR)  40,230,000,000 2,764
International Bank for Reconstruction & Development, Series GDIF,
4.60%, 2/9/26 (IDR)  22,000,000,000 1,465
Total Supranational (Cost
$4,536
)
4,229
THAILAND 4.8%
Government Bonds 4.8%
Kingdom of Thailand, 1.585%, 12/17/35  178,000,000 5,122
Kingdom of Thailand, 1.60%, 12/17/29  83,000,000 2,629
Kingdom of Thailand, 3.40%, 6/17/36  90,000,000 3,202
Kingdom of Thailand, 3.65%, 6/20/31  211,010,000 7,835
Kingdom of Thailand, Inflation-Indexed, 1.25%, 3/12/28  101,350,721 3,152
Total Thailand (Cost
$23,210
)
21,940
TURKEY 0.4%
Government Bonds 0.4%
Republic of Turkey, 12.40%, 3/8/28  22,175,000 2,053
Total Turkey (Cost
$2,865
)
2,053
UKRAINE 1.0%
Government Bonds 1.0%
Government of Ukraine, 9.84%, 2/15/23  30,000,000 1,050
Government of Ukraine, 11.67%, 11/22/23  97,200,000 3,488
Total Ukraine (Cost
$4,834
)
4,538
URUGUAY 0.1%
Government Bonds 0.1%
Republic of Uruguay, 8.50%, 3/15/28 (1) 14,500,000 343
Total Uruguay (Cost
$501
)
343

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 8.3%
Money Market Funds 7.1%
T. Rowe Price Government Reserve Fund, 0.04% (2)(3) 32,731,240 32,731
32,731
U.S. Treasury Obligations 1.2%
U.S. Treasury Bills, 0.02%, 6/17/21 (4) 5,555,000 5,555
5,555
Total Short-Term Investments (Cost $38,286) 38,286
(Amounts in 000s, except for contracts)
Options Purchased 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Citibank
USD Put/EUR Call,
4/15/21 @ 1.20
(EUR) (5) 2 7,400 1
Total Options Purchased (Cost $37) 1
Total Investments in Securities 98.9%
(Cost $470,112) $ 455,200
Other Assets Less Liabilities 1.1% 5,245
Net Assets 100.0% $ 460,445
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$21,394 and represents 4.6% of net assets.
(2) Seven-day yield
(3) Affiliated Companies
(4) At March 31, 2021, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(5) Non-income producing
6M CZK PRIBOR Six month CZK PRIBOR (Prague interbank offered rate)
6M HUF BUBOR Six month HUF BUBOR (Budapest interbank offered rate)
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

.
.
.
.
.
.
.
.
.
.
AUD Australian Dollar
BRL Brazilian Real
BRL CDI One day Brazilian interbank deposit rate
CAD Canadian Dollar
CHF Swiss Franc
CLN Credit-Linked Note
CLP Chilean Peso
CNH Offshore China Renminbi
COP Colombian Peso
CPI Consumer Price Index
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
GHS Ghana Cedi
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso
MYR Malaysian Ringgit
OTC Over-the-counter
PEN Peruvian New Sol
PHP Philippines Peso
PLN Polish Zloty
RON New Romanian Leu
RSD Serbian Dinar
RUB Russian Ruble
THB Thai Baht
TRY Turkish Lira
TWD Taiwan Dollar
UAH Ukraine Hryvnia
USD U.S. Dollar
ZAR South African Rand

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
SWAPS 0.4%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.1%
Credit Default Swaps, Protection Bought 0.1%
Chile (0.0)%
Barclays Bank, Protection Bought
(Relevant Credit: Republic of Chile), Pay
1.00% Quarterly, Receive upon credit
default, 12/20/24 (USD) 1,800 (41) (18) (23)
Total Chile (18) (23)
Colombia 0.0%
Barclays Bank, Protection Bought
(Relevant Credit: Republic of Colombia),
Pay 1.00% Quarterly, Receive upon credit
default, 12/20/25 (USD) 1,600 16 (2) 18
Citibank, Protection Bought (Relevant
Credit: Republic of Colombia), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/25 (USD) 1,700 18 23 (5)
JPMorgan Chase, Protection Bought
(Relevant Credit: Republic of Colombia),
Pay 1.00% Quarterly, Receive upon credit
default, 12/20/25 (USD) 1,600 16 11 5
Total Colombia 32 18
South Africa 0.1%
Barclays Bank, Protection Bought
(Relevant Credit: Republic of South
Africa), Pay 1.00% Quarterly, Receive upon
credit default, 12/20/25 (USD) 3,300 174 197 (23)
Citibank, Protection Bought (Relevant
Credit: Republic of South Africa), Pay
1.00% Quarterly, Receive upon credit
default, 12/20/25 (USD) 1,600 84 83 1
Total South Africa 280 (22)
Total Bilateral Credit Default Swaps, Protection
Bought 294 (27)
Interest Rate Swaps 0.0%
Brazil 0.0%
Goldman Sachs, 3 Year Interest
Rate Swap, Receive Fixed 5.60% At
Termination, Pay Variable 2.65%, (BRL
CDI) At Termination, 7/3/23 15,000 (33) — (33)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Goldman Sachs, 3 Year Interest
Rate Swap, Receive Fixed 5.77% At
Termination, Pay Variable 2.65%, (BRL
CDI) At Termination, 7/3/23 13,500 25 — 25
Goldman Sachs, 4 Year Interest
Rate Swap, Receive Fixed 6.40% At
Termination, Pay Variable 2.65%, (BRL
CDI) At Termination, 7/3/23 12,400 71 — 71
Morgan Stanley, 3 Year Interest Rate Swap,
Receive Fixed 5.35% At Termination, Pay
Variable 2.65%, (BRL CDI) At Termination,
7/3/23 17,250 (15) — (15)
Total Brazil — 48
Total Bilateral Interest Rate Swaps — 48
Total Bilateral Swaps 294 21
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.3%
Credit Default Swaps, Protection Bought 0.1%
United States 0.1%
Protection Bought (Relevant Credit: Markit
CDX.EM-S34, 5 Year Index), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/25 4,620 224 151 73
Total United States 73
Total Centrally Cleared Credit Default Swaps,
Protection Bought 73
Interest Rate Swaps 0.2%
China (0.0)%
5 Year Interest Rate Swap, Receive Fixed
2.54% Quarterly, Pay Variable 2.000% (7
Day Interbank Repo) Quarterly, 7/23/25 23,600 (28) 1 (29)
5 Year Interest Rate Swap, Receive Fixed
2.595% Quarterly, Pay Variable 2.280% (7
Day Interbank Repo) Quarterly, 11/6/25 17,500 (17) 1 (18)
5 Year Interest Rate Swap, Receive Fixed
2.61% Quarterly, Pay Variable 2.400% (7
Day Interbank Repo) Quarterly, 8/4/25 20,000 (17) — (17)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
5 Year Interest Rate Swap, Receive Fixed
2.68% Quarterly, Pay Variable 2.400% (7
Day Interbank Repo) Quarterly, 1/5/26 22,000 (11) — (11)
5 Year Interest Rate Swap, Receive Fixed
2.82% Quarterly, Pay Variable 2.400% (7
Day Interbank Repo) Quarterly, 12/2/25 13,640 6 — 6
Total China (69)
Czech Republic 0.0%
10 Year Interest Rate Swap, Pay Fixed
1.753% Annually, Receive Variable 0.430%
(6M CZK PRIBOR) Semi-Annually, 3/31/31 58,000 18 — 18
Total Czech Republic 18
Hungary 0.0%
5 Year Interest Rate Swap, Pay Fixed
1.80% Annually, Receive Variable 0.780%
(6M HUF BUBOR) Semi-Annually, 2/18/26 1,250,325 53 — 53
5 Year Interest Rate Swap, Pay Fixed
1.96% Annually, Receive Variable 0.850%
(6M HUF BUBOR) Semi-Annually, 3/30/26 850,000 22 1 21
Total Hungary 74
Mexico 0.0%
5 Year Interest Rate Swap, Receive Fixed
4.98% 28 Days, Pay Variable 4.283%
(MXIBTIIE) 28 Days, 10/31/25 51,000 (102) — (102)
5 Year Interest Rate Swap, Receive Fixed
6.540% 28 Days, Pay Variable 4.285%
(MXIBTIIE) 28 Days, 12/3/24 27,500 37 — 37
5 Year Interest Rate Swap, Receive Fixed
6.575% 28 Days, Pay Variable 4.283%
(MXIBTIIE) 28 Days, 9/13/24 56,500 86 — 86
5 Year Interest Rate Swap, Receive Fixed
7.485% 28 Days, Pay Variable 4.283%
(MXIBTIIE) 28 Days, 6/5/24 40,200 115 1 114
5 Year Interest Rate Swap, Receive Fixed
7.495% 28 Days, Pay Variable 4.283%
(MXIBTIIE) 28 Days, 6/5/24 100,000 288 — 288
Total Mexico 423
Poland 0.2%
5 Year Interest Rate Swap, Receive Fixed
2.515% Annually, Pay Variable 0.250% (6M
PLN WIBOR) Semi-Annually, 9/25/23 25,000 377 1 376

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
5 Year Interest Rate Swap, Receive Fixed
2.536% Annually, Pay Variable 0.250% (6M
PLN WIBOR) Semi-Annually, 9/28/23 8,770 133 — 133
10 Year Interest Rate Swap, Pay Fixed
1.205% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 2/2/31 8,335 122 — 122
Total Poland 631
Total Centrally Cleared Interest Rate Swaps 1,077
Zero-Coupon Inflation Swaps 0.0%
United States 0.0%
30 Year Zero-Coupon Inflation Swap, Pay
Fixed 2.283% At Maturity, Receive Variable
(Change in CPI) At Maturity, 1/8/51 1,600 84 — 84
30 Year Zero-Coupon Inflation Swap, Pay
Fixed 2.295% At Maturity, Receive Variable
(Change in CPI) At Maturity, 3/5/51 2,360 110 — 110
Total United States 194
Total Centrally Cleared Zero-Coupon Inflation Swaps 194
Total Centrally Cleared Swaps 1,344
Net payments (receipts) of variation margin to date (1,309)
Variation margin receivable (payable) on centrally cleared swaps $ 35

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 4/9/21 IDR 59,468,840 USD 4,242 $ (157)
Bank of America 4/9/21 USD 806 INR 59,630 (8)
Bank of America 4/16/21 MXN 378,465 USD 18,724 (240)
Bank of America 4/16/21 RON 12,343 USD 3,054 (114)
Bank of America 4/16/21 USD 3,130 CZK 67,854 81
Bank of America 4/16/21 USD 3,193 HUF 980,135 20
Bank of America 4/16/21 USD 2,138 MXN 44,355 (28)
Bank of America 4/23/21 AUD 3,346 USD 2,578 (36)
Bank of America 4/23/21 CAD 821 USD 651 3
Bank of America 5/14/21 USD 5,216 PLN 19,412 303
Bank of America 5/21/21 EUR 766 USD 903 (3)
Bank of America 6/11/21 PHP 11,156 USD 228 —
Bank of America 6/11/21 THB 212,084 USD 7,026 (241)
Bank of America 6/11/21 USD 639 THB 19,751 8
Bank of America 6/18/21 USD 2,743 CNH 18,079 6
Bank of America 6/18/21 ZAR 13,878 USD 920 10
Barclays Bank 4/9/21 USD 2,458 INR 178,481 21
Barclays Bank 4/16/21 USD 2,491 HUF 740,534 93
Barclays Bank 4/16/21 USD 3,834 TRY 28,136 469
Barclays Bank 4/23/21 JPY 278,169 USD 2,555 (42)
Barclays Bank 4/23/21 USD 6,199 CHF 5,489 388
Barclays Bank 6/2/21 BRL 53,474 USD 9,737 (277)
Barclays Bank 6/11/21 CLP 962,605 USD 1,366 (29)
Barclays Bank 7/9/21 INR 178,481 USD 2,426 (24)
Barclays Bank 7/9/21 TWD 10,467 USD 370 1
BNP Paribas 4/9/21 USD 1,727 RUB 128,037 36
BNP Paribas 4/16/21 RON 12,232 USD 2,999 (85)
BNP Paribas 4/16/21 RSD 610,611 USD 6,234 (144)
BNP Paribas 4/16/21 TRY 47,437 USD 6,082 (408)
BNP Paribas 4/16/21 USD 1,806 MXN 38,632 (81)
BNP Paribas 4/16/21 USD 5,737 RON 23,632 108
BNP Paribas 4/16/21 USD 660 RSD 65,837 4
BNP Paribas 4/23/21 EUR 2,035 USD 2,423 (35)
BNP Paribas 5/14/21 PLN 8,981 USD 2,331 (58)
BNP Paribas 6/2/21 BRL 6,047 USD 1,066 3
BNP Paribas 6/2/21 BRL 6,773 USD 1,208 (10)
BNP Paribas 6/11/21 CLP 3,020,105 USD 4,278 (85)
BNP Paribas 6/11/21 COP 6,582,672 USD 1,814 (20)
BNP Paribas 6/11/21 MYR 4,199 USD 1,020 (7)
BNP Paribas 6/11/21 USD 1,522 COP 5,554,841 8
BNP Paribas 6/11/21 USD 411 UAH 11,698 (2)
BNP Paribas 6/18/21 ZAR 18,115 USD 1,219 (4)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 7/9/21 USD 719 INR 52,875 $ 7
BNP Paribas 7/16/21 USD 1,435 CZK 31,334 27
Canadian Imperial Bank
of Commerce 4/23/21 AUD 3,154 USD 2,429 (33)
Canadian Imperial Bank
of Commerce 4/23/21 USD 2,562 CAD 3,290 (56)
Citibank 4/9/21 USD 5,382 RUB 407,595 (3)
Citibank 4/16/21 RSD 317,339 USD 3,305 (140)
Citibank 4/16/21 USD 8,049 RSD 805,900 11
Citibank 4/23/21 JPY 281,167 USD 2,653 (113)
Citibank 4/23/21 USD 3,871 CHF 3,439 230
Citibank 5/12/21 EGP 45,340 USD 2,848 —
Citibank 5/12/21 USD 764 EGP 12,217 (4)
Citibank 6/11/21 UAH 11,698 USD 410 4
Citibank 6/11/21 USD 2,432 CLP 1,770,154 (27)
Citibank 6/11/21 USD 2,069 COP 7,348,093 66
Citibank 6/18/21 CNH 24,560 USD 3,769 (50)
Citibank 6/18/21 USD 2,288 CNH 15,139 (4)
Citibank 6/18/21 ZAR 42,845 USD 2,873 (1)
Citibank 7/9/21 RUB 407,595 USD 5,320 6
Citibank 7/9/21 USD 682 GHS 4,133 (3)
Citibank 7/16/21 RSD 805,900 USD 8,024 13
Credit Suisse 4/9/21 RUB 88,766 USD 1,202 (29)
Credit Suisse 4/9/21 USD 2,172 RUB 161,039 44
Credit Suisse 4/9/21 USD 4,012 RUB 305,424 (24)
Credit Suisse 4/23/21 CHF 5,713 USD 6,259 (211)
Credit Suisse 5/21/21 USD 3,954 EUR 3,275 109
Credit Suisse 6/11/21 PHP 5,020 USD 103 —
Deutsche Bank 4/9/21 IDR 39,410,822 USD 2,766 (59)
Deutsche Bank 4/9/21 INR 320,897 USD 4,373 8
Deutsche Bank 4/9/21 USD 3,708 IDR 52,983,657 68
Deutsche Bank 4/9/21 USD 2,272 TWD 63,856 30
Deutsche Bank 5/14/21 PLN 5,552 USD 1,507 (101)
Deutsche Bank 6/2/21 USD 1,785 BRL 10,179 (16)
Deutsche Bank 6/11/21 MYR 15,795 USD 3,802 8
Deutsche Bank 6/11/21 USD 753 MYR 3,065 14
Deutsche Bank 6/11/21 USD 1,372 MYR 5,692 (1)
Goldman Sachs 4/9/21 TWD 140,881 USD 4,941 5
Goldman Sachs 4/9/21 USD 805 INR 59,630 (9)
Goldman Sachs 4/9/21 USD 5,965 TWD 164,547 188
Goldman Sachs 6/2/21 BRL 8,145 USD 1,436 5
Goldman Sachs 6/2/21 USD 1,173 BRL 6,384 44

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Goldman Sachs 6/11/21 CLP 790,834 USD 1,078 $ 20
Goldman Sachs 6/11/21 COP 20,342,836 USD 5,620 (75)
Goldman Sachs 6/11/21 THB 537,919 USD 17,678 (469)
Goldman Sachs 6/11/21 USD 1,023 COP 3,749,633 —
Goldman Sachs 6/11/21 USD 282 COP 1,038,292 (1)
Goldman Sachs 6/11/21 USD 1,584 THB 49,562 (1)
Goldman Sachs 6/18/21 CNH 8,018 USD 1,228 (14)
Goldman Sachs 7/9/21 USD 4,984 TWD 140,881 (18)
HSBC Bank 4/9/21 TWD 141,691 USD 4,968 6
HSBC Bank 4/9/21 USD 1,700 INR 123,927 8
HSBC Bank 4/9/21 USD 2,386 TWD 65,819 75
HSBC Bank 4/16/21 CZK 32,271 USD 1,495 (45)
HSBC Bank 5/21/21 USD 5,572 EUR 4,587 187
HSBC Bank 6/11/21 MYR 3,280 USD 790 1
HSBC Bank 6/11/21 PHP 6,136 USD 125 —
HSBC Bank 6/11/21 USD 1,840 MYR 7,554 18
HSBC Bank 6/11/21 USD 3,653 THB 110,977 103
HSBC Bank 6/18/21 CNH 52,188 USD 8,010 (108)
HSBC Bank 7/9/21 INR 123,927 USD 1,678 (10)
HSBC Bank 7/9/21 TWD 131,488 USD 4,644 25
HSBC Bank 7/9/21 USD 5,012 TWD 141,691 (19)
JPMorgan Chase 4/9/21 IDR 16,216,748 USD 1,129 (15)
JPMorgan Chase 4/9/21 INR 280,139 USD 3,791 34
JPMorgan Chase 4/9/21 RUB 1,100,145 USD 14,436 100
JPMorgan Chase 4/9/21 RUB 76,569 USD 1,024 (12)
JPMorgan Chase 4/9/21 TWD 19,857 USD 712 (15)
JPMorgan Chase 4/9/21 USD 7,177 IDR 102,029,569 167
JPMorgan Chase 4/9/21 USD 3,189 RUB 238,318 40
JPMorgan Chase 4/9/21 USD 3,580 TWD 98,728 114
JPMorgan Chase 4/16/21 HUF 1,334,512 USD 4,348 (27)
JPMorgan Chase 4/16/21 MXN 19,590 USD 944 13
JPMorgan Chase 4/16/21 MXN 55,682 USD 2,727 (8)
JPMorgan Chase 4/16/21 RSD 292,188 USD 2,961 (47)
JPMorgan Chase 4/16/21 TRY 32,586 USD 4,380 (482)
JPMorgan Chase 4/16/21 USD 4,900 CZK 105,418 163
JPMorgan Chase 4/16/21 USD 3,057 HUF 919,102 82
JPMorgan Chase 4/16/21 USD 4,003 RON 16,436 88
JPMorgan Chase 4/16/21 USD 3,606 RSD 348,402 131
JPMorgan Chase 4/16/21 USD 436 TRY 3,331 37
JPMorgan Chase 4/16/21 USD 1,077 TRY 9,096 (11)
JPMorgan Chase 4/23/21 USD 2,651 JPY 279,668 125
JPMorgan Chase 5/12/21 USD 3,279 EGP 52,338 (9)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
JPMorgan Chase 5/14/21 PLN 4,348 USD 1,135 $ (34)
JPMorgan Chase 5/14/21 USD 3,857 PLN 14,965 70
JPMorgan Chase 5/21/21 EUR 3,402 USD 4,077 (83)
JPMorgan Chase 6/11/21 USD 1,333 THB 40,747 29
JPMorgan Chase 6/18/21 USD 6,889 CNH 45,219 42
JPMorgan Chase 6/18/21 USD 2,551 ZAR 39,096 (70)
JPMorgan Chase 6/18/21 ZAR 33,387 USD 2,155 84
JPMorgan Chase 7/9/21 RUB 33,557 USD 439 —
JPMorgan Chase 7/16/21 CZK 37,824 USD 1,703 (3)
JPMorgan Chase 7/16/21 USD 1,900 CZK 42,111 8
Morgan Stanley 4/9/21 IDR 30,013,671 USD 2,072 (11)
Morgan Stanley 4/9/21 PEN 12,612 USD 3,478 (109)
Morgan Stanley 4/9/21 USD 2,135 IDR 30,923,193 11
Morgan Stanley 4/9/21 USD 3,644 KRW 4,129,340 (9)
Morgan Stanley 4/9/21 USD 2,624 PEN 9,600 59
Morgan Stanley 4/9/21 USD 803 PEN 3,012 (2)
Morgan Stanley 4/16/21 HUF 771,647 USD 2,626 (128)
Morgan Stanley 6/2/21 USD 2,311 BRL 12,786 49
Morgan Stanley 6/2/21 USD 1,663 BRL 9,458 (10)
Morgan Stanley 6/18/21 CNH 24,548 USD 3,765 (49)
Morgan Stanley 7/9/21 KRW 6,500,231 USD 5,740 25
Morgan Stanley 7/9/21 PEN 3,012 USD 802 2
RBC Dominion Securities 4/23/21 USD 2,575 CAD 3,290 (43)
RBC Dominion Securities 6/2/21 BRL 5,875 USD 1,043 (4)
RBC Dominion Securities 6/11/21 USD 647 CLP 470,927 (7)
RBC Dominion Securities 6/11/21 USD 139 COP 518,999 (3)
RBC Dominion Securities 6/18/21 CNH 7,289 USD 1,119 (15)
Standard Chartered 4/9/21 IDR 46,626,611 USD 3,269 (66)
Standard Chartered 4/9/21 INR 29,262 USD 397 2
Standard Chartered 4/9/21 USD 1,198 TWD 33,045 38
Standard Chartered 4/16/21 TRY 10,779 USD 1,408 (119)
Standard Chartered 4/23/21 USD 2,666 JPY 279,668 139
Standard Chartered 6/11/21 MYR 51,465 USD 12,706 (293)
Standard Chartered 7/9/21 USD 2,293 INR 169,374 14
State Street 4/16/21 HUF 449,521 USD 1,514 (59)
State Street 4/16/21 USD 1,373 HUF 423,095 3
State Street 4/16/21 USD 1,337 MXN 27,420 (2)
State Street 4/23/21 USD 1,007 EUR 827 37
State Street 6/18/21 USD 1,007 CNH 6,648 1
UBS Investment Bank 4/9/21 IDR 22,663,651 USD 1,589 (32)
UBS Investment Bank 4/9/21 KRW 4,129,340 USD 3,644 9
UBS Investment Bank 4/9/21 RUB 379,742 USD 5,042 (24)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
UBS Investment Bank 4/9/21 TWD 123,566 USD 4,409 $ (72)
UBS Investment Bank 4/9/21 USD 5,936 IDR 85,521,442 61
UBS Investment Bank 4/9/21 USD 2,851 INR 208,630 3
UBS Investment Bank 4/9/21 USD 3,695 RUB 273,890 76
UBS Investment Bank 4/9/21 USD 1,710 RUB 130,920 (20)
UBS Investment Bank 4/16/21 CZK 514,118 USD 24,119 (1,019)
UBS Investment Bank 4/16/21 MXN 45,870 USD 2,211 30
UBS Investment Bank 4/16/21 RON 12,381 USD 3,075 (126)
UBS Investment Bank 4/16/21 USD 17,230 CZK 373,117 465
UBS Investment Bank 4/16/21 USD 1,372 RON 5,722 9
UBS Investment Bank 4/16/21 USD 396 TRY 2,982 39
UBS Investment Bank 4/23/21 CHF 6,823 EUR 6,596 (101)
UBS Investment Bank 4/23/21 USD 5,012 AUD 6,500 74
UBS Investment Bank 5/14/21 PLN 110,677 USD 29,722 (1,711)
UBS Investment Bank 5/21/21 USD 11,032 EUR 9,106 342
UBS Investment Bank 6/2/21 USD 2,267 BRL 12,665 27
UBS Investment Bank 6/11/21 CLP 847,883 USD 1,155 22
UBS Investment Bank 6/11/21 CLP 2,448,034 USD 3,448 (49)
UBS Investment Bank 6/11/21 USD 1,484 CLP 1,082,933 (20)
UBS Investment Bank 6/18/21 USD 21,168 ZAR 321,581 (392)
UBS Investment Bank 7/9/21 USD 1,941 TWD 54,787 (5)
UBS Investment Bank 7/16/21 CZK 400,040 USD 18,446 (470)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (3,812)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 20 Euro BUND contracts 6/21 (4,017) $ 2
Short, 5 Euro BUXL thirty year bond contracts 6/21 (1,208) 13
Short, 3 U.S. Treasury Long Bond contracts 6/21 (464) 19
Short, 78 U.S. Treasury Notes five year contracts 6/21 (9,625) 77
Short, 70 U.S. Treasury Notes ten year contracts 6/21 (9,166) 239
Short, 10 Ultra U.S. Treasury Bonds contracts 6/21 (1,812) 31
Short, 50 Ultra U.S. Treasury Notes ten year contracts 6/21 (7,184) 141
Net payments (receipts) of variation margin to date (477)
Variation margin receivable (payable) on open futures contracts $ 45

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2021.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.04% $ —# $ — $ 4+
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
03/31/21
T. Rowe Price Government
Reserve Fund, 0.04% $ 33,304  ¤  ¤ $ 32,731^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $4 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $32,731.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Emerging Markets Local Currency Bond Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
F192-054Q1 03/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 416,913 $ — $ 416,913
Short-Term Investments 32,731 5,555 — 38,286
Options Purchased — 1 — 1
Total Securities 32,731 422,469 — 455,200
Swaps* — 1,925 — 1,925
Forward Currency Exchange
Contracts — 5,756 — 5,756
Futures Contracts* 522 — — 522
Total $ 33,253 $ 430,150 $ — $ 463,403
Liabilities
Swaps* $ — $ 266 $ — $ 266
Forward Currency Exchange
Contracts — 9,568 — 9,568
Total $ — $ 9,834 $ — $ 9,834
1
Includes Corporate Bonds and Government Bonds.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.